Debt - Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt	$ 785.9	$ 816.9
Less — current maturities	0.3	6.0
Long-term debt	785.6	810.9
€400 due September 2022
Debt Instrument [Line Items]
Long-term debt	417.7	431.0
€350 due June 2018
Debt Instrument [Line Items]
Long-term debt	367.5	379.2
Other
Debt Instrument [Line Items]
Long-term debt	$ 0.7	$ 6.7